Subsequent Events (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events 1		7,866,800
Subsequent Events 2		1,048,907
Subsequent Events 3		28,390
Subsequent Events 1	534,500
Subsequent Events 2	$ 2.00
Subsequent Events 3	$ 51,000